VALUE OF CHARTER PARTY CONTRACTS	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
VALUE OF CHARTER PARTY CONTRACTS	VALUE OF CHARTER PARTY CONTRACTS
The value of charter-out contracts is summarized as follows:

(in thousands of $)	2019	2018	2017
Opening balance	34,953	53,686	76,099
Acquired time charter contracts from Quintana	—	—	(3,080)
Amortization charge	(18,732)	(18,733)	(19,333)
Total	16,221	34,953	53,686
Less: current portion	(12,148)	(18,732)	(18,732)
Non-current portion	4,073	16,221	34,954

Value of the charter party contracts relates primarily to contracts acquired as part of the Merger. Also, in connection with the acquisition of vessels from Quintana in 2017, we acquired certain time charter-out contracts. The contracts were valued to net negative $3.1 million and were fully amortized as of December 31, 2017. Time charter revenues in 2019, 2018 and 2017 have been reduced by $18.7 million, $18.7 million and $19.3 million, respectively, as a result of the amortization of charter-out contracts.

As of December 31, 2019, the remaining value of these charter-out contracts will be amortized as follows:

(in thousands of $)
2020	12,148
2021	4,073
Thereafter	—
16,221

The value of charter-in contracts was related to the Golden Hawk operating lease acquired as part of the merger or business combination in 2015, and was classified under other current liabilities and other non-current liabilities, is summarized as follows:

(in thousands of $)	2019	2018	2017
Opening balance	—	4,798	5,470
Amortization of unfavorable time charter-in contract	—	(672)	(672)
Total	—	4,126	4,798
Less: current portion	—	(672)	(672)
Non-current portion	—	3,454	4,126
As a result of the adoption of ASC 842 on January 1,2019, the unfavorable value of $4.1 million of the Golden Hawk operating lease was recognized as an opening balance adjustment to the corresponding right of use asset. In 2018 and 2017, charter hire expenses was reduced by $0.7 million and $0.7 million, respectively, as a result of the amortization of the unfavorable value related to this time charter-in contract.